Note 13 - Derivative Liabilities (Details) - Preferred Stock Increase (USD $)	12 Months Ended
Sep. 30, 2011
Cumulative Preferred Stock Series C and D [Member]
Note 13 - Derivative Liabilities (Details) - Preferred Stock Increase [Line Items]
Additional paid-in capital preferred stock	$ 6,156,000
Additional Paid-in Capital [Member]
Note 13 - Derivative Liabilities (Details) - Preferred Stock Increase [Line Items]
Additional paid-in capital preferred stock	$ 846,000